Lease Commitments as Lessee - Additional Information (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Net carrying amount of finance lease assets	R$ 16	R$ 4
General and Administrative Expense [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease expenses	R$ (1,566)	R$ (1,134)	R$ (1,145)